Segmental information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segmental information
2. Segmental information
The Group has four reportable segments reflecting its geographical regions and its Central functions:

•	Americas;

•	EMEAA;

•	Greater China; and

•	Central.
Central functions include technology, sales and marketing, finance, human resources and corporate services; Central revenue arises principally from technology fee income.
No operating segments have been aggregated to form these reportable segments.
Management monitors the operating results of these reportable segments for the purpose of making decisions about resource allocation and performance assessment. Each of the geographical regions is led by its own Chief Executive Officer who reports to the Group Chief Executive Officer.
The System Fund is not viewed as being part of the Group’s core operations as it is not managed to generate a profit or loss for IHG over the longer term. As such, its results are not regularly reviewed by the Chief Operating Decision Maker (‘CODM’) and it does not constitute an operating segment under IFRS 8. Similarly, reimbursements of costs are not reported to the CODM and so are not included within the reportable segments.
Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Group Financial Statements, excluding System Fund and exceptional items. Group financing activities, fair value gains/(losses) on contingent purchase consideration and income taxes are managed on a Group basis and are not allocated to reportable segments.
Revenue

Year ended 31 December	2020 $m	2019 $m	2018 $m
Americas	512	1,040	1,051

EMEAA	221	723	569

Greater China	77	135	143

Central	182	185	170

Revenue from reportable segments	992	2,083	1,933

System Fund revenues	765	1,373	1,233

Reimbursement of costs	637	1,171	1,171

Total revenue	2,394	4,627	4,337

(Loss)/profit

Year ended 31 December	2020 $m	2019 $m	2018 $m
Americas	296	700	673

EMEAA	(50)	217	206

Greater China	35	73	70

Central	(62)	(125)	(117)

Operating profit from reportable segments	219	865	832

System Fund	(102)	(49)	(146)

Operating exceptional items (note 6)	(270)	(186)	(104)

Operating (loss)/profit	(153)	630	582

Net finance expenses	(140)	(115)	(96)

Fair value gains/(losses) on contingent purchase consideration	13	27	(4)

(Loss)/profit before tax	(280)	542	482

Tax	20	(156)	(132)

(Loss)/profit for the year	(260)	386	350

All items above relate to continuing operations.
Operating profit from reportable segments includes $4m business interruption insurance proceeds and $4m favourable litigation settlement, both in the Americas region, and $3m gain on disposal of hotel assets in EMEAA. In 2019, included $10m business interruption insurance proceeds relating to the Americas region. These amounts are included in ‘other operating income’ in the Group income statement.

Non-cash
items included within operating profit from reportable segments

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	41	21	6	42	110

Share-based payments cost	7	3	2	7	19

Share of losses of associates and joint ventures	14	—	—	—	14

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	44	25	5	42	116

Share-based payments cost	9	4	2	13	28

Share of losses/(gains) of associates and joint ventures	9	(6)	—	—	3

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	46	17	7	45	115

Share-based payments cost	8	4	3	12	27

Share of losses/(gains) of associates and joint ventures	6	(5)	—	—	1

a
Included in the $110m (2019: $116m, 2018: $115m) of depreciation and amortisation is $29m (2019: $32m, 2018: $27m) relating to cost of sales in owned, leased and managed lease hotels, and $81m (2019: $84m, 2018: $88m) relating to other assets. A further $62m (2019: $54m, 2018: $49m) of depreciation and amortisation was recorded within System Fund expenses.

Capital expenditure

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	46	44	2	56	148

Contract acquisition costs	(33)	(29)	(2)	—	(64)

Timing differences and other adjustments	17	4	—	(1)	20

Additions per the Group Financial Statements	30	19	—	55	104

Comprising additions to:

Goodwill and other intangible assets	1	1	—	50	52

Property, plant and equipment	12	13	—	5	30

Investment in associates and joint ventures	17	—	—	—	17

Other financial assets	—	5	—	—	5

	30	19	—	55	104

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	57	71	—	137	265

Goodwill	—	4	—	—	4

Contract acquisition costs	(27)	(35)	—	—	(62)

Timing differences and other adjustments	4	1	—	(4)	1

Additions per the Group Financial Statements	34	41	—	133	208

Comprising additions to:

Goodwill and other intangible assets	—	4	—	104	108

Property, plant and equipment	19	29	—	29	77

Investment in associates and joint ventures	14	—	—	—	14

Other financial assets	1	8	—	—	9

	34	41	—	133	208

Geographical information

Year ended 31 December	2020 $m	2019 $m	2018 $m
Revenue

United Kingdom	77	265	151

United States	1,067	1,957	1,950

Rest of World	485	1,032	1,003

	1,629	3,254	3,104

System Fund (note 33)	765	1,373	1,233

	2,394	4,627	4,337

For the purposes of the above table, fee business, owned, leased and managed lease and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel, or in the case of the loyalty programme, according to the location where members consume their rewards.

31 December	2020 $m	2019 $m
Non-current assets

United Kingdom	72	184

United States	1,487	1,632

Rest of World	700	847

	2,259	2,663

For the purposes of the above table,
non-current
assets comprise goodwill and other intangible assets, property, plant and equipment, right-of-use
assets, investments in associates and joint ventures,
non-current
contract costs and
non-current
contract assets. In addition to the United Kingdom,
non-current
assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current
assets, as defined above.